Details of Cash From Operating Activities - Details of Items Not Involving Current Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Depreciation and amortization	$ 1,419	$ 1,512
Amortization of other assets included in cost of goods sold	169	255
Deferred revenue amortization	(201)	(188)
Other non-cash charges	21	25
Deferred tax recovery	(202)	(76)
Equity income (in excess of) less than dividends received	(24)	11
Non-cash portion of Other expense, net [note 2]	221	37
Impairment charges	373
Items not involving current cash flows	$ 1,776	$ 1,576